DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value

COMMON STOCKS - 99.0%
Argentina - 0.1%
MercadoLibre, Inc.*
(Cost $353,230)	314	$373,161

Australia - 2.0%
Afterpay Ltd.*	1,526	117,777
Ampol Ltd.	983	19,983
APA Group(a)	7,515	50,781
Aristocrat Leisure Ltd.	4,482	140,180
ASX Ltd.	1,470	94,255
Aurizon Holdings Ltd.	10,762	25,716
AusNet Services Ltd.	15,021	27,053
Australia & New Zealand Banking Group Ltd.	20,127	381,037
BHP Group Ltd.	20,548	573,604
BHP Group PLC	14,354	392,436
BlueScope Steel Ltd.	2,150	30,138
Brambles Ltd.	9,915	70,373
Cochlear Ltd.	342	52,815
Coles Group Ltd.	8,730	111,544
Commonwealth Bank of Australia	12,075	797,787
Computershare Ltd.	4,679	63,334
Crown Resorts Ltd.*	3,407	26,621
CSL Ltd.	3,120	678,692
Dexus REIT	7,930	62,806
Domino’s Pizza Enterprises Ltd.	412	37,895
Endeavour Group Ltd.	9,090	44,150
Evolution Mining Ltd.	12,059	34,458
Fortescue Metals Group Ltd.	11,859	143,031
Goodman Group REIT	11,489	201,132
GPT Group REIT	14,637	54,694
IDP Education Ltd.	1,567	38,866
Insurance Australia Group Ltd.	16,104	50,584
Lendlease Corp. Ltd.(a)	4,929	37,326
Macquarie Group Ltd.	2,269	316,522
Magellan Financial Group Ltd.	1,054	24,782
Medibank Pvt Ltd.	20,584	50,353
Mirvac Group REIT	29,069	58,948
National Australia Bank Ltd.	23,060	446,374
Newcrest Mining Ltd.	5,576	93,385
Northern Star Resources Ltd.	7,749	51,867
Oil Search Ltd.	12,022	32,477
Orica Ltd.	3,484	34,980
Origin Energy Ltd.	13,155	44,772
Qantas Airways Ltd.*	5,498	19,726
QBE Insurance Group Ltd.	10,478	86,330
Ramsay Health Care Ltd.	1,339	63,440
REA Group Ltd.	399	45,942
Reece Ltd.	838	13,916
Rio Tinto Ltd.	2,191	145,255
Santos Ltd.	9,101	41,171
Scentre Group REIT	34,955	76,585
SEEK Ltd.	2,433	60,034
Sonic Healthcare Ltd.	3,263	98,792
South32 Ltd.	36,718	91,903
Stockland REIT	19,715	61,088
Suncorp Group Ltd.	7,181	55,092
Sydney Airport*(a)	9,255	54,467
Tabcorp Holdings Ltd.	18,502	65,332
Telstra Corp. Ltd.	25,130	72,521
Transurban Group(a)	22,107	214,120
Treasury Wine Estates Ltd.	5,873	50,387
Vicinity Centres REIT	23,693	28,475
Washington H Soul Pattinson & Co. Ltd.	1,521	33,519
Wesfarmers Ltd.	7,486	301,810
Westpac Banking Corp.	25,800	375,382
WiseTech Global Ltd.	957	35,604
Woodside Petroleum Ltd.	7,375	112,063
Woolworths Group Ltd.	9,057	262,141

(Cost $7,309,177)		7,978,623

Austria - 0.1%
Erste Group Bank AG	2,387	103,630
OMV AG	762	40,286
Raiffeisen Bank International AG	1,140	33,645
Verbund AG	364	37,899
voestalpine AG	685	23,039

(Cost $191,293)		238,499

Belgium - 0.2%
Ageas SA/NV	1,056	54,238
Anheuser-Busch InBev SA/NV	5,488	304,263
Elia Group SA/NV	239	29,565
Etablissements Franz Colruyt NV	395	18,380
Groupe Bruxelles Lambert SA	701	75,370
KBC Group NV	1,713	142,722
Proximus SADP(b)	1,064	19,186
Sofina SA	124	57,058
Solvay SA	573	63,800
UCB SA	949	102,696
Umicore SA	1,136	54,996

(Cost $913,954)		922,274

Bermuda - 0.1%
Arch Capital Group Ltd.*	2,542	102,646
Athene Holding Ltd., Class A*	975	79,872
Everest Re Group Ltd.	301	77,170

(Cost $194,196)		259,688

Canada - 3.5%
Agnico Eagle Mines Ltd.	1,716	85,185
Air Canada*	1,046	16,960
Algonquin Power & Utilities Corp.	6,490	87,474
Alimentation Couche-Tard, Inc., Class B	5,955	217,254
AltaGas Ltd.	1,555	29,456
Ballard Power Systems, Inc.*	1,712	25,958

Bank of Montreal	4,652	482,462
Bank of Nova Scotia	8,453	525,710
Barrick Gold Corp.	12,615	238,768
BCE, Inc.	936	46,909
BlackBerry Ltd.*	3,948	37,455
Brookfield Asset Management, Inc., Class A	9,835	546,951
CAE, Inc.*	1,993	47,696
Cameco Corp.	2,882	66,928
Canadian Apartment Properties REIT	608	26,950
Canadian Imperial Bank of Commerce	3,096	343,799
Canadian National Railway Co.	4,990	629,624
Canadian Natural Resources Ltd.	8,345	339,837
Canadian Pacific Railway Ltd.	4,354	303,436
Canadian Tire Corp. Ltd., Class A	409	53,832
Canadian Utilities Ltd., Class A	888	23,744
Canopy Growth Corp.*	1,620	17,326
CCL Industries, Inc., Class B	1,069	52,242
Cenovus Energy, Inc.	8,913	105,333
CGI, Inc.*	1,612	134,107
Constellation Software, Inc.	147	249,090
Dollarama, Inc.	1,808	77,772
Emera, Inc.	1,885	86,242
Empire Co. Ltd., Class A	1,714	48,943
Enbridge, Inc.	13,297	496,823
Fairfax Financial Holdings Ltd.	174	76,902
First Quantum Minerals Ltd.	4,473	94,948
FirstService Corp.	222	42,493
Fortis, Inc.	3,011	129,707
Franco-Nevada Corp.	1,145	156,362
George Weston Ltd.	579	60,852
GFL Environmental, Inc.	1,173	45,016
Gildan Activewear, Inc.	1,520	61,319
Great-West Lifeco, Inc.	1,634	47,232
Hydro One Ltd., 144A	2,454	59,743
iA Financial Corp., Inc.	509	26,934
IGM Financial, Inc.	759	27,318
Imperial Oil Ltd.	1,839	60,540
Intact Financial Corp.	1,145	141,492
Ivanhoe Mines Ltd., Class A*	4,201	33,207
Keyera Corp.(b)	1,429	31,258
Kinross Gold Corp.	9,374	55,390
Kirkland Lake Gold Ltd.	1,789	70,442
Lightspeed Commerce, Inc.*	857	43,171
Loblaw Cos. Ltd.	1,064	79,875
Lululemon Athletica, Inc.*	799	363,074
Lundin Mining Corp.	4,219	32,988
Magna International, Inc.	1,901	141,893
Manulife Financial Corp.(b)	13,437	239,243
Metro, Inc.	1,525	72,470
National Bank of Canada	2,362	182,784
Northland Power, Inc.	1,791	53,389
Nutrien Ltd.	4,087	269,790
Nuvei Corp., 144A*	421	41,283
Onex Corp.	485	35,093
Open Text Corp.	1,622	76,573
Pan American Silver Corp.	1,288	32,762
Parkland Corp.	1,157	29,746
Pembina Pipeline Corp.	3,477	102,456
Power Corp. of Canada	4,070	130,749
Quebecor, Inc., Class B	1,087	24,091
Restaurant Brands International, Inc.	1,783	99,338
RioCan Real Estate Investment Trust REIT	2,676	44,329
Ritchie Bros Auctioneers, Inc.	578	39,069
Rogers Communications, Inc., Class B(b)	2,201	98,074
Royal Bank of Canada	9,754	960,345
Saputo, Inc.	1,598	35,229
Shaw Communications, Inc., Class B	3,113	89,789
Shopify, Inc., Class A*	773	1,169,642
Sun Life Financial, Inc.	4,007	211,876
Suncor Energy, Inc.(b)	10,170	246,718
TC Energy Corp.	6,952	324,730
Teck Resources Ltd., Class B	3,446	91,012
TELUS Corp.	2,428	55,268
TFI International, Inc.	592	58,535
Thomson Reuters Corp.	1,246	148,465
TMX Group Ltd.	405	39,139
Toromont Industries Ltd.	352	29,443
Toronto-Dominion Bank	12,529	880,487
Tourmaline Oil Corp.	2,144	71,049
West Fraser Timber Co. Ltd.	594	48,639
Wheaton Precious Metals Corp.	3,556	148,083
WSP Global, Inc.	895	123,973

(Cost $11,457,022)		13,630,083

Chile - 0.0%
Antofagasta PLC
(Cost $46,935)	2,732	49,879

Denmark - 0.8%
A.P. Moller - Maersk A/S, Class A	31	88,067
A.P. Moller - Maersk A/S, Class B	33	98,768
Ambu A/S, Class B	1,320	37,120
Carlsberg A/S, Class B	690	106,521
Chr Hansen Holding A/S	783	57,820
Coloplast A/S, Class B	773	125,535
Danske Bank A/S	4,244	69,565
Demant A/S*	647	30,719
DSV A/S	1,422	307,336
Genmab A/S*	417	160,182
GN Store Nord AS	863	49,242
Novo Nordisk A/S, Class B	11,698	1,247,676
Novozymes A/S, Class B	1,376	103,525
Orsted AS, 144A	1,332	170,311
Pandora A/S	712	87,718

ROCKWOOL International A/S, Class B	34	14,059
Tryg A/S	3,425	82,396
Vestas Wind Systems A/S	7,158	238,342

(Cost $2,506,378)		3,074,902

Finland - 0.4%
Elisa OYJ	788	46,974
Fortum OYJ	3,286	93,984
Kesko OYJ, Class B	1,604	50,084
Kone OYJ, Class B	2,362	154,841
Neste OYJ	2,992	140,673
Nokia OYJ*	38,974	215,595
Nordea Bank Abp	22,232	262,432
Orion OYJ, Class B	768	31,371
Sampo OYJ, Class A	3,622	176,898
Stora Enso OYJ, Class R	3,468	58,456
UPM-Kymmene OYJ	3,265	117,786
Wartsila OYJ Abp	3,343	46,227

(Cost $1,335,666)		1,395,321

France - 3.2%
Accor SA*	1,319	38,854
Aeroports de Paris*	298	34,583
Air Liquide SA	3,402	558,387
Airbus SE*	3,999	444,366
Alstom SA	1,785	63,250
Amundi SA, 144A	266	21,992
Arkema SA	414	53,869
AXA SA	13,715	375,906
BioMerieux	306	43,123
BNP Paribas SA	7,708	477,881
Bollore SA	8,125	43,313
Bouygues SA	1,798	60,614
Bureau Veritas SA	2,256	71,000
Capgemini SE	1,108	254,546
Carrefour SA	4,835	79,566
Cie de Saint-Gobain	3,737	236,314
Cie Generale des Etablissements Michelin SCA	1,183	173,772
CNP Assurances	1,243	30,179
Covivio REIT	406	33,461
Credit Agricole SA	7,995	108,584
Danone SA	4,575	267,729
Dassault Aviation SA	208	19,573
Dassault Systemes SE	4,555	272,711
Edenred	1,513	67,304
Eiffage SA	623	57,657
Electricite de France SA	2,702	37,683
Engie SA	12,604	181,736
EssilorLuxottica SA	1,940	386,552
Eurazeo SE	255	20,767
Faurecia SE	1,218	51,960
Gecina SA REIT	321	43,141
Getlink SE	3,381	49,664
Hermes International	230	427,942
Ipsen SA	120	11,635
Kering SA	508	389,628
Klepierre SA REIT*	1,157	24,334
La Francaise des Jeux SAEM, 144A	700	32,226
Legrand SA	1,780	193,905
L’Oreal SA	1,752	783,890
LVMH Moet Hennessy Louis Vuitton SE	1,908	1,474,573
Orange SA	15,201	162,718
Orpea SA	470	44,121
Pernod Ricard SA	1,442	328,681
Publicis Groupe SA	1,515	97,440
Remy Cointreau SA	77	17,941
Renault SA*	1,784	57,150
Safran SA	2,237	248,725
Sanofi	7,922	747,780
Sartorius Stedim Biotech	198	116,204
Schneider Electric SE	3,664	644,282
SEB SA	132	19,449
Societe Generale SA	5,418	167,983
Sodexo SA*	475	39,586
Suez SA	2,317	51,469
Teleperformance	410	167,385
Thales SA	544	44,381
TotalEnergies SE	17,371	794,039
Ubisoft Entertainment SA*	477	24,327
Unibail-Rodamco-Westfield REIT*	787	51,556
Valeo	1,525	43,840
Veolia Environnement SA	4,258	136,116
Vinci SA	3,635	342,300
Vivendi SE	4,857	61,504
Wendel SE	221	25,149
Worldline SA, 144A*	1,610	84,060

(Cost $11,080,023)		12,516,356

Germany - 2.3%
adidas AG	1,328	381,995
Allianz SE	2,823	611,491
BASF SE	6,328	412,268
Bayer AG	6,863	343,917
Bayerische Motoren Werke AG	2,335	223,351
Bechtle AG	513	36,829
Beiersdorf AG	524	52,033
Brenntag SE	925	78,817
Carl Zeiss Meditec AG	220	43,819
Commerzbank AG*	7,371	51,731
Continental AG*	628	66,941
Covestro AG, 144A	1,329	74,557
Daimler AG	5,961	556,905
Delivery Hero SE, 144A*	1,080	143,082
Deutsche Bank AG*(c)	14,070	168,824

Deutsche Boerse AG	1,282	200,003
Deutsche Lufthansa AG*	3,630	21,905
Deutsche Post AG	6,988	410,353
Deutsche Telekom AG	23,441	411,292
E.ON SE	14,729	180,611
Evonik Industries AG	1,044	31,270
Fresenius Medical Care AG & Co. KGaA	1,341	79,668
Fresenius SE & Co. KGaA	2,707	102,059
GEA Group AG	1,429	71,947
Hannover Rueck SE	495	86,167
HeidelbergCement AG	1,061	70,629
HelloFresh SE*	1,059	106,566
Henkel AG & Co. KGaA	685	50,541
Infineon Technologies AG	9,147	411,114
KION Group AG	585	62,819
Knorr-Bremse AG	402	39,711
LANXESS AG	765	44,156
LEG Immobilien SE	402	55,883
Merck KGaA	874	215,348
MTU Aero Engines AG	398	73,896
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	951	255,141
Nemetschek SE	344	43,290
Puma SE	686	82,428
Rational AG	34	31,160
RWE AG	4,444	170,824
SAP SE	7,140	909,603
Scout24 SE, 144A	341	22,492
Siemens AG	5,294	841,877
Siemens Energy AG*	2,731	72,055
Siemens Healthineers AG, 144A	1,995	144,435
Symrise AG	949	132,990
Telefonica Deutschland Holding AG	7,092	18,823
Uniper SE	567	24,520
United Internet AG	953	35,560
Volkswagen AG	230	63,790
Vonovia SE	3,835	211,517
Zalando SE, 144A*	1,439	130,000

(Cost $9,224,529)		9,163,003

Hong Kong - 0.8%
AIA Group Ltd.	81,645	859,300
BOC Hong Kong Holdings Ltd.	23,431	70,781
Budweiser Brewing Co. APAC Ltd., 144A	13,521	34,341
Chow Tai Fook Jewellery Group Ltd.	14,551	26,094
CK Asset Holdings Ltd.	14,070	80,494
CK Hutchison Holdings Ltd.	18,113	113,499
CK Infrastructure Holdings Ltd.	6,984	40,448
CLP Holdings Ltd.	11,048	108,271
ESR Cayman Ltd., 144A*	17,796	58,895
Futu Holdings Ltd., ADR*	420	19,946
Galaxy Entertainment Group Ltd.*	13,828	75,651
Hang Lung Properties Ltd.	18,703	37,090
Hang Seng Bank Ltd.	4,673	82,720
Henderson Land Development Co. Ltd.	11,670	47,753
HK Electric Investments & HK Electric Investments Ltd.(a)	28,877	28,263
HKT Trust & HKT Ltd.(a)	21,262	28,855
Hong Kong & China Gas Co. Ltd.	67,216	100,360
Hong Kong Exchanges & Clearing Ltd.	8,516	469,722
Hongkong Land Holdings Ltd.	5,100	27,540
Jardine Matheson Holdings Ltd.	1,751	99,089
Link REIT	13,249	114,886
Melco Resorts & Entertainment Ltd., ADR*	1,651	16,114
MTR Corp. Ltd.	11,490	61,313
New World Development Co. Ltd.	4,742	18,735
Power Assets Holdings Ltd.	7,629	45,945
Sino Land Co. Ltd.	34,137	40,811
SITC International Holdings Co. Ltd.	10,106	40,510
Sun Hung Kai Properties Ltd.	9,742	118,466
Swire Pacific Ltd., Class A	4,118	22,793
Swire Properties Ltd.	8,802	20,910
Techtronic Industries Co. Ltd.	9,559	197,290
WH Group Ltd., 144A	72,132	45,245
Wharf Real Estate Investment Co. Ltd.	9,358	47,415
Xinyi Glass Holdings Ltd.	11,207	27,343

(Cost $3,319,620)		3,226,888

Ireland - 1.2%
Accenture PLC, Class A	4,397	1,571,488
Allegion PLC	697	86,177
Aptiv PLC*	1,926	308,834
CRH PLC	5,659	273,391
DCC PLC	691	50,628
Experian PLC	6,225	278,366
Flutter Entertainment PLC*	1,053	141,934
James Hardie Industries PLC CDI	2,900	114,471
Jazz Pharmaceuticals PLC*	401	48,068
Kerry Group PLC, Class A	1,026	125,418
Kingspan Group PLC	1,198	137,814
Medtronic PLC	9,179	979,399
Smurfit Kappa Group PLC	1,426	72,262
Trane Technologies PLC	1,701	317,492

(Cost $3,825,589)		4,505,742

Israel - 0.2%
Azrieli Group Ltd.	313	28,601
Bank Hapoalim BM	6,736	65,871
Bank Leumi Le-Israel BM	9,621	93,136
Check Point Software Technologies Ltd.*	776	86,377
CyberArk Software Ltd.*	248	42,867
Elbit Systems Ltd.	297	43,476
Fiverr International Ltd.*	222	31,440
ICL Group Ltd.	5,030	44,095
Inmode Ltd.*	357	27,132

Israel Discount Bank Ltd., Class A*	8,162	50,179
Kornit Digital Ltd.*	329	50,965
Mizrahi Tefahot Bank Ltd.	1,239	45,814
Nice Ltd.*	478	136,392
SolarEdge Technologies, Inc.*	321	105,211
Teva Pharmaceutical Industries Ltd., ADR*	8,083	66,685
Wix.com Ltd.*	399	60,967

(Cost $851,235)		979,208

Italy - 0.6%
Amplifon SpA	788	38,246
Assicurazioni Generali SpA(b)	7,346	146,603
Atlantia SpA*	2,825	51,291
Davide Campari-Milano NV	3,629	52,571
DiaSorin SpA	199	42,279
Enel SpA	60,551	457,124
Eni SpA	17,591	230,517
Ferrari NV	874	227,941
FinecoBank Banca Fineco SpA	3,481	60,693
Infrastrutture Wireless Italiane SpA, 144A	1,901	21,687
Intesa Sanpaolo SpA	105,262	250,651
Mediobanca Banca di Credito Finanziario SpA(b)	3,714	40,843
Moncler SpA	1,427	102,927
Nexi SpA, 144A*	2,548	38,876
Poste Italiane SpA, 144A	4,832	60,589
Prysmian SpA	1,994	73,595
Recordati Industria Chimica e Farmaceutica SpA	856	53,417
Snam SpA	17,036	95,380
Telecom Italia SpA	34,709	17,972
Terna - Rete Elettrica Nazionale	8,519	63,057
UniCredit SpA	15,714	189,081

(Cost $2,137,120)		2,315,340

Jersey - 0.0%
Novocure Ltd.*(b)
(Cost $82,588)	595	55,716

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $45,379)	1,324	38,799

Luxembourg - 0.1%
ArcelorMittal SA	5,016	135,109
Aroundtown SA	7,097	42,339
Eurofins Scientific SE	959	121,913
Tenaris SA	3,258	31,765

(Cost $259,389)		331,126

Macau - 0.0%
Sands China Ltd.*
(Cost $76,657)	17,238	39,624

Netherlands - 2.0%
ABN AMRO Bank NV, 144A	1,902	26,975
Adyen NV, 144A*	137	377,422
Aegon NV	16,266	71,607
Akzo Nobel NV	1,248	130,529
Argenx SE*	325	90,358
ASM International NV	318	142,031
ASML Holding NV	2,862	2,253,739
Euronext NV, 144A	784	76,643
EXOR NV	872	76,264
Heineken Holding NV	639	52,901
Heineken NV	1,551	153,526
IMCD NV	426	94,031
ING Groep NV	28,132	386,571
JDE Peet’s NV	498	13,509
Just Eat Takeaway.com NV, 144A*	1,242	77,155
Koninklijke Ahold Delhaize NV	7,566	252,508
Koninklijke DSM NV	1,138	243,569
Koninklijke KPN NV	24,732	72,407
Koninklijke Philips NV	6,429	225,742
NN Group NV	2,194	108,513
NXP Semiconductors NV	1,851	413,439
Prosus NV*	6,503	519,119
QIAGEN NV*	1,896	104,573
Randstad NV	957	60,021
Royal Dutch Shell PLC, Class A	28,231	589,004
Royal Dutch Shell PLC, Class B	26,065	543,951
Stellantis NV	13,889	236,691
Universal Music Group NV	4,857	138,371
Wolters Kluwer NV	1,802	201,332

(Cost $6,052,706)		7,732,501

New Zealand - 0.1%
Auckland International Airport Ltd.*	10,467	56,121
Fisher & Paykel Healthcare Corp. Ltd.	3,593	81,277
Mercury NZ Ltd.	5,770	23,575
Meridian Energy Ltd.	4,381	14,124
Ryman Healthcare Ltd.	2,340	19,534
Spark New Zealand Ltd.	14,733	45,997
Xero Ltd.*	1,044	107,218

(Cost $348,161)		347,846

Norway - 0.2%
Adevinta ASA*	1,151	16,372
DNB Bank ASA	6,333	137,762
Equinor ASA	6,528	163,857
Gjensidige Forsikring ASA	1,169	26,353
Mowi ASA	2,825	63,933
Norsk Hydro ASA	10,864	70,230
Orkla ASA	5,755	52,312
Schibsted ASA, Class A	569	25,248
Schibsted ASA, Class B	645	24,734
Telenor ASA	5,208	76,508
Yara International ASA	949	46,412

(Cost $601,004)		703,721

Poland - 0.0%
InPost SA*
(Cost $28,262)	1,451	16,063

Portugal - 0.0%
EDP - Energias de Portugal SA	16,263	88,489
Galp Energia SGPS SA	2,547	23,704
Jeronimo Martins SGPS SA	2,292	49,572

(Cost $156,266)		161,765

Singapore - 0.4%
Ascendas Real Estate Investment Trust REIT	22,079	47,019
CapitaLand Integrated Commercial Trust REIT	23,356	35,941
Capitaland Investment Ltd.*	10,602	25,980
City Developments Ltd.	3,300	16,895
DBS Group Holdings Ltd.	13,807	300,780
Genting Singapore Ltd.	64,800	36,390
Keppel Corp. Ltd.	3,000	11,158
Mapletree Commercial Trust REIT	14,700	21,871
Mapletree Logistics Trust REIT	11,864	16,094
Oversea-Chinese Banking Corp. Ltd.	26,185	209,686
Sea Ltd., ADR*	969	279,140
Singapore Airlines Ltd.*	4,050	14,385
Singapore Exchange Ltd.	2,931	19,089
Singapore Technologies Engineering Ltd.	21,302	59,192
Singapore Telecommunications Ltd.	53,100	91,395
United Overseas Bank Ltd.	8,701	161,627
UOL Group Ltd.	2,801	14,055
Venture Corp. Ltd.	2,056	27,755
Wilmar International Ltd.	13,200	39,567

(Cost $1,351,990)		1,428,019

Spain - 0.6%
ACS Actividades de Construccion y Servicios SA	1,421	33,925
Aena SME SA, 144A*	496	72,300
Amadeus IT Group SA*	2,872	182,584
Banco Bilbao Vizcaya Argentaria SA	43,071	227,981
Banco Santander SA	122,546	379,329
CaixaBank SA	25,036	64,082
Cellnex Telecom SA, 144A*	3,423	200,506
EDP Renovaveis SA	1,918	48,834
Enagas SA	1,808	40,885
Endesa SA	2,181	48,694
Ferrovial SA	3,919	108,340
Grifols SA(b)	2,363	42,105
Iberdrola SA	39,025	435,048
Industria de Diseno Textil SA	7,558	237,013
Naturgy Energy Group SA	1,330	36,378
Red Electrica Corp. SA	2,719	57,339
Repsol SA	10,365	114,230
Siemens Gamesa Renewable Energy SA*	1,340	35,490
Telefonica SA(b)	35,063	157,730

(Cost $2,518,919)		2,522,793

Sweden - 1.1%
Alfa Laval AB	2,264	87,345
Assa Abloy AB, Class B(b)	6,813	190,545
Atlas Copco AB, Class A	4,717	288,487
Atlas Copco AB, Class B	2,722	141,279
Boliden AB	1,377	47,282
Electrolux AB, Class B(b)	1,525	34,030
Embracer Group AB*	2,678	28,811
Epiroc AB, Class A	4,747	114,769
Epiroc AB, Class B	3,074	61,685
EQT AB	2,081	122,456
Essity AB, Class B	4,604	146,318
Evolution AB, 144A	1,152	120,701
Fastighets AB Balder, Class B*	895	66,770
Getinge AB, Class B	1,657	69,185
H & M Hennes & Mauritz AB, Class B	5,695	100,411
Hexagon AB, Class B	13,229	192,428
Husqvarna AB, Class B	2,312	32,446
ICA Gruppen AB	782	46,017
Industrivarden AB, Class A	1,028	30,450
Industrivarden AB, Class C	1,151	33,853
Investment AB Latour, Class B	868	32,636
Investor AB, Class A	4,311	103,467
Investor AB, Class B	12,798	296,091
Kinnevik AB, Class B*	1,713	60,906
L E Lundbergforetagen AB, Class B	419	22,906
Lifco AB, Class B	1,789	48,359
Lundin Energy AB	1,714	60,346
Nibe Industrier AB, Class B	10,784	153,298
Sagax AB, Class B	1,285	50,014
Sandvik AB	7,454	184,323
Securitas AB, Class B	1,418	20,407
Sinch AB, 144A*	3,504	46,779
Skandinaviska Enskilda Banken AB, Class A	10,032	145,593
Skanska AB, Class B	1,893	43,494
SKF AB, Class B	2,179	49,777
Svenska Cellulosa AB SCA, Class B	3,955	64,263
Svenska Handelsbanken AB, Class A	9,459	99,899
Swedbank AB, Class A	6,411	128,818
Swedish Match AB	11,511	83,542
Tele2 AB, Class B	3,725	52,993
Telefonaktiebolaget LM Ericsson, Class B	20,988	210,835
Telia Co. AB	17,314	66,606
Volvo AB, Class A	1,134	24,693
Volvo AB, Class B	9,617	207,098

(Cost $3,872,925)		4,212,411

Switzerland - 3.4%
ABB Ltd.	11,262	388,097
Adecco Group AG	963	44,539
Alcon, Inc.	3,631	285,332
Bachem Holding AG	42	30,136
Baloise Holding AG	308	45,797

Barry Callebaut AG	29	68,316
Chocoladefabriken Lindt & Spruengli AG	1	122,542
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	97,774
Chubb Ltd.	2,988	536,256
Cie Financiere Richemont SA	3,541	523,076
Clariant AG*	1,126	21,963
Coca-Cola HBC AG*	1,057	32,471
Credit Suisse Group AG	17,954	172,905
EMS-Chemie Holding AG	49	46,437
Garmin Ltd.	1,164	155,441
Geberit AG	237	180,247
Givaudan SA	65	316,080
Glencore PLC*	70,821	334,589
Holcim Ltd.*	3,279	157,501
Julius Baer Group Ltd.	1,357	83,936
Kuehne + Nagel International AG	406	115,693
Logitech International SA	1,137	89,520
Lonza Group AG	499	400,645
Nestle SA	19,591	2,498,096
Novartis AG	15,190	1,205,483
Partners Group Holding AG	168	288,654
Roche Holding AG	4,853	1,886,083
Roche Holding AG	237	97,832
Schindler Holding AG	60	14,835
Schindler Holding AG Participation Certificates	403	103,211
SGS SA	44	132,038
Sika AG	1,021	397,963
Sonova Holding AG	398	149,024
STMicroelectronics NV	4,676	226,980
Straumann Holding AG	74	156,492
Swatch Group AG - Bearer	194	56,896
Swatch Group AG - Registered	512	29,075
Swiss Life Holding AG	199	113,929
Swiss Prime Site AG	485	45,701
Swiss Re AG	2,088	195,036
Swisscom AG	196	108,103
TE Connectivity Ltd.	2,185	336,337
Temenos AG	405	51,577
UBS Group AG	24,211	417,034
VAT Group AG, 144A	183	87,604
Vifor Pharma AG	273	30,445
Zurich Insurance Group AG	997	408,432

(Cost $11,820,950)		13,286,153

United Kingdom - 4.1%
3i Group PLC	6,182	113,440
abrdn PLC	11,585	35,758
Admiral Group PLC	1,425	55,748
Amcor PLC	11,323	128,176
Anglo American PLC	8,711	319,464
Ashtead Group PLC	3,250	259,877
Associated British Foods PLC	2,825	71,872
AstraZeneca PLC	10,764	1,178,567
Auto Trader Group PLC, 144A	7,051	68,340
AVEVA Group PLC	683	28,979
Aviva PLC	25,253	128,628
BAE Systems PLC	24,322	176,400
Barclays PLC	123,875	301,912
Barratt Developments PLC	6,528	60,231
Berkeley Group Holdings PLC	787	44,605
BP PLC	142,045	611,604
British American Tobacco PLC	14,948	500,338
British Land Co. PLC REIT	6,242	42,018
BT Group PLC*	66,624	139,796
Bunzl PLC	2,642	100,247
Burberry Group PLC	2,456	57,106
Clarivate PLC*	2,436	56,856
CNH Industrial NV	6,536	107,816
Coca-Cola Europacific Partners PLC	1,348	66,551
Compass Group PLC*	12,056	233,270
Croda International PLC	975	130,476
Diageo PLC	16,035	806,038
Entain PLC*	4,146	91,547
Evraz PLC	3,538	26,961
Ferguson PLC	1,524	231,163
GlaxoSmithKline PLC	33,788	681,699
Halma PLC	2,459	97,630
Hargreaves Lansdown PLC	2,339	41,373
HSBC Holdings PLC	139,415	773,475
IHS Markit Ltd.	2,505	320,189
Imperial Brands PLC	7,350	149,945
Informa PLC*	8,874	54,827
InterContinental Hotels Group PLC*	1,342	78,991
Intertek Group PLC	840	59,345
J Sainsbury PLC	12,421	45,454
JD Sports Fashion PLC	21,890	64,553
Johnson Matthey PLC	1,621	44,951
Kingfisher PLC	11,858	49,700
Land Securities Group PLC REIT	3,493	33,596
Legal & General Group PLC	39,350	146,757
Liberty Global PLC, Class A*	1,816	47,942
Liberty Global PLC, Class C*	1,914	50,989
Linde PLC	3,571	1,136,078
Lloyds Banking Group PLC	504,889	312,609
London Stock Exchange Group PLC	2,144	184,430
M&G PLC	19,308	47,743
Melrose Industries PLC	29,533	56,655
Mondi PLC	3,776	85,900
National Grid PLC	25,358	337,701
NatWest Group PLC	43,543	122,473
Next PLC	722	75,098

Ocado Group PLC*	3,450	81,953
Pearson PLC	5,484	43,039
Pentair PLC(b)	1,142	84,154
Persimmon PLC	2,176	78,794
Phoenix Group Holdings PLC	3,172	26,866
Prudential PLC	17,978	303,495
Reckitt Benckiser Group PLC	4,984	402,883
RELX PLC	13,087	404,631
Rentokil Initial PLC	14,449	117,296
Rio Tinto PLC	8,063	491,978
Rolls-Royce Holdings PLC*	59,750	96,835
Sage Group PLC	6,252	63,839
Schroders PLC	551	25,048
Segro PLC REIT	10,047	187,287
Severn Trent PLC	1,897	72,431
Smith & Nephew PLC	6,769	109,032
Smiths Group PLC	3,083	58,817
Spirax-Sarco Engineering PLC	441	91,192
SSE PLC	6,871	141,082
St James’s Place PLC	3,783	77,501
Standard Chartered PLC	16,780	92,396
Taylor Wimpey PLC	22,241	46,462
Tesco PLC	55,770	204,197
Unilever PLC	18,154	926,845
United Utilities Group PLC	4,469	64,121
Vodafone Group PLC	189,991	274,835
Whitbread PLC*	1,423	52,770
Willis Towers Watson PLC	851	192,190
WPP PLC	8,485	116,971

(Cost $15,029,094)		16,202,827

United States - 71.5%
10X Genomics, Inc., Class A*	410	62,652
3M Co.	4,074	692,743
A O Smith Corp.	610	48,221
Abbott Laboratories	12,337	1,551,624
AbbVie, Inc.	12,235	1,410,451
ABIOMED, Inc.*	301	94,749
Activision Blizzard, Inc.	5,412	317,143
Adobe, Inc.*	3,312	2,218,543
Advance Auto Parts, Inc.	496	109,477
Advanced Micro Devices, Inc.*	8,427	1,334,584
AES Corp.	4,746	110,961
Affirm Holdings, Inc.*	615	77,908
Aflac, Inc.	4,619	250,073
Agilent Technologies, Inc.	1,956	295,160
AGNC Investment Corp. REIT	3,092	47,277
Air Products and Chemicals, Inc.	1,528	439,208
Airbnb, Inc., Class A*	1,643	283,483
Akamai Technologies, Inc.*	1,003	113,038
Albemarle Corp.	855	227,849
Alexandria Real Estate Equities, Inc. REIT	958	191,667
Align Technology, Inc.*	507	310,046
Alleghany Corp.*	101	65,335
Alliant Energy Corp.	1,787	97,910
Allstate Corp.	2,161	234,944
Ally Financial, Inc.	2,181	99,955
Alnylam Pharmaceuticals, Inc.*	860	158,068
Alphabet, Inc., Class A*	2,085	5,917,126
Alphabet, Inc., Class C*	1,995	5,683,835
Altria Group, Inc.	12,611	537,733
Amazon.com, Inc.*	3,147	11,036,749
AMC Entertainment Holdings, Inc., Class A*(b)	3,502	118,858
AMERCO	66	46,501
Ameren Corp.	1,873	152,818
American Electric Power Co., Inc.	3,358	272,166
American Express Co.	4,736	721,293
American Financial Group, Inc.	506	67,607
American International Group, Inc.	5,952	313,075
American Tower Corp. REIT	3,104	814,738
American Water Works Co., Inc.	1,320	222,512
Ameriprise Financial, Inc.	773	223,861
AmerisourceBergen Corp.	1,054	122,000
AMETEK, Inc.	1,533	209,254
Amgen, Inc.	3,936	782,792
Amphenol Corp., Class A	4,273	344,318
Analog Devices, Inc.	3,767	679,002
Annaly Capital Management, Inc. REIT	10,116	81,940
ANSYS, Inc.*	588	230,190
Anthem, Inc.	1,654	671,904
Aon PLC, Class A	1,606	475,007
Apollo Global Management, Inc.(b)	1,249	88,404
Apple, Inc.	114,354	18,902,716
Applied Materials, Inc.	6,199	912,431
Aramark	1,506	50,300
Archer-Daniels-Midland Co.	3,832	238,389
Arista Networks, Inc.*	1,573	195,146
Arrow Electronics, Inc.*	603	73,355
Arthur J Gallagher & Co.	1,441	234,739
Asana, Inc., Class A*	464	48,233
Assurant, Inc.	403	61,296
AT&T, Inc.	48,368	1,104,241
Atmos Energy Corp.	1,086	98,088
Autodesk, Inc.*	1,471	373,913
Automatic Data Processing, Inc.	2,893	667,965
AutoZone, Inc.*	150	272,560
Avalara, Inc.*	614	85,764
AvalonBay Communities, Inc. REIT	943	225,254
Avantor, Inc.*	3,426	135,258
Avery Dennison Corp.	622	127,554
Baker Hughes Co.	5,373	125,406
Ball Corp.	2,460	229,887

Bank of America Corp.	52,394	2,329,961
Bank of New York Mellon Corp.	5,850	320,521
Bath & Body Works, Inc.	1,979	148,682
Bausch Health Cos., Inc.*	2,461	58,168
Baxter International, Inc.	3,457	257,788
Becton Dickinson and Co.	1,963	465,506
Bentley Systems, Inc., Class B	1,243	59,652
Berkshire Hathaway, Inc., Class B*	9,182	2,540,568
Best Buy Co., Inc.	1,601	171,083
Bill.com Holdings, Inc.*	521	146,323
Biogen, Inc.*	1,048	247,056
BioMarin Pharmaceutical, Inc.*	1,319	113,817
Bio-Rad Laboratories, Inc., Class A*	134	100,929
Bio-Techne Corp.	253	119,424
Black Knight, Inc.*	873	62,393
BlackRock, Inc.	1,048	948,031
Blackstone, Inc.	4,645	657,035
Boeing Co.*	3,841	759,942
Booking Holdings, Inc.*	286	601,129
Booz Allen Hamilton Holding Corp.	1,069	89,732
BorgWarner, Inc.	1,411	61,068
Boston Properties, Inc. REIT	962	103,742
Boston Scientific Corp.*	10,007	380,966
Bristol-Myers Squibb Co.	15,586	835,877
Broadcom, Inc.	2,830	1,566,914
Broadridge Financial Solutions, Inc.	771	129,967
Brookfield Renewable Corp., Class A	585	21,662
Brown & Brown, Inc.	1,769	113,941
Brown-Forman Corp., Class B	1,891	133,051
Bunge Ltd.	1,058	91,591
Burlington Stores, Inc.*	403	118,131
C.H. Robinson Worldwide, Inc.	864	82,158
Cable One, Inc.	36	63,794
Cadence Design Systems, Inc.*	1,903	337,706
Caesars Entertainment, Inc.*	1,441	129,791
Camden Property Trust REIT	679	112,178
Campbell Soup Co.	837	33,756
Capital One Financial Corp.	3,084	433,395
Cardinal Health, Inc.	2,263	104,618
Carlyle Group, Inc.	1,283	70,167
CarMax, Inc.*	1,065	150,431
Carnival Corp.*(b)	5,677	100,029
Carrier Global Corp.	5,461	295,549
Carvana Co.*(b)	502	140,771
Catalent, Inc.*	1,068	137,409
Caterpillar, Inc.	3,802	735,117
Cboe Global Markets, Inc.	769	99,155
CBRE Group, Inc., Class A*	2,440	233,191
CDW Corp.	1,016	192,390
Celanese Corp.	746	112,915
Centene Corp.*	3,910	279,213
CenterPoint Energy, Inc.	3,831	99,261
Ceridian HCM Holding, Inc.*	880	96,272
Cerner Corp.	1,982	139,632
CF Industries Holdings, Inc.	1,416	85,795
Charles River Laboratories International, Inc.*	327	119,639
Charles Schwab Corp.	9,861	763,143
Charter Communications, Inc., Class A*(b)	895	578,421
Cheniere Energy, Inc.	1,774	185,933
Chevron Corp.	13,528	1,526,905
Chewy, Inc., Class A*(b)	487	33,243
Chipotle Mexican Grill, Inc.*	198	325,395
Church & Dwight Co., Inc.	1,576	140,863
Cigna Corp.	2,365	453,843
Cincinnati Financial Corp.	903	102,852
Cintas Corp.	629	265,558
Cisco Systems, Inc.	29,328	1,608,348
Citigroup, Inc.	13,673	870,970
Citizens Financial Group, Inc.	2,720	128,574
Citrix Systems, Inc.	951	76,489
Clorox Co.	945	153,893
Cloudflare, Inc., Class A*	1,642	309,090
CME Group, Inc.	2,494	549,977
CMS Energy Corp.	2,073	121,996
Coca-Cola Co.	28,112	1,474,474
Cognex Corp.	1,326	102,433
Cognizant Technology Solutions Corp., Class A	3,778	294,608
Coinbase Global, Inc., Class A*	267	84,105
Colgate-Palmolive Co.	5,409	405,783
Comcast Corp., Class A	31,358	1,567,273
Conagra Brands, Inc.	2,793	85,326
ConocoPhillips	9,327	654,103
Consolidated Edison, Inc.	2,623	203,650
Constellation Brands, Inc., Class A	1,115	251,243
Cooper Cos., Inc.	320	120,470
Copart, Inc.*	1,458	211,643
Corning, Inc.	5,685	210,857
Corteva, Inc.	4,789	215,505
CoStar Group, Inc.*	2,874	223,482
Costco Wholesale Corp.	3,057	1,648,885
Coterra Energy, Inc.	6,241	125,319
Coupa Software, Inc.*	489	96,167
Crowdstrike Holdings, Inc., Class A*	1,329	288,579
Crown Castle International Corp. REIT	2,988	542,770
Crown Holdings, Inc.	906	95,855
CSX Corp.	15,572	539,726
Cummins, Inc.	943	197,794
CVS Health Corp.	9,088	809,377
D.R. Horton, Inc.	2,347	229,302
Danaher Corp.	4,401	1,415,538

Darden Restaurants, Inc.	863	119,051
Datadog, Inc., Class A*	1,355	241,583
DaVita, Inc.*	448	42,336
Deere & Co.	2,075	716,995
Dell Technologies, Inc., Class C*	1,747	98,653
Delta Air Lines, Inc.*	627	22,697
DENTSPLY SIRONA, Inc.	1,456	70,965
Devon Energy Corp.	4,289	180,395
Dexcom, Inc.*	692	389,312
Diamondback Energy, Inc.	1,221	130,317
Digital Realty Trust, Inc. REIT	2,073	347,725
Discover Financial Services	2,175	234,574
Discovery, Inc., Class A*(b)	1,281	29,809
Discovery, Inc., Class C*	1,945	44,171
DISH Network Corp., Class A*	1,791	55,969
DocuSign, Inc.*	1,344	331,108
Dollar General Corp.	1,572	347,884
Dollar Tree, Inc.*	1,603	214,529
Dominion Energy, Inc.	5,505	391,956
Domino’s Pizza, Inc.	245	128,414
DoorDash, Inc., Class A*	754	134,793
Dover Corp.	1,039	170,240
Dow, Inc.	5,293	290,744
DraftKings, Inc., Class A*(b)	2,247	77,634
Dropbox, Inc., Class A*	1,787	43,978
DTE Energy Co.	1,417	153,518
Duke Energy Corp.	5,397	523,563
Duke Realty Corp. REIT	2,912	169,857
DuPont de Nemours, Inc.	3,553	262,780
Dynatrace, Inc.*	1,506	94,652
Eastman Chemical Co.	970	101,161
Eaton Corp. PLC	2,646	428,811
eBay, Inc.	4,679	315,645
Ecolab, Inc.	1,791	396,653
Edison International	2,640	172,339
Edwards Lifesciences Corp.*	4,450	477,530
Elanco Animal Health, Inc.*	2,725	78,317
Electronic Arts, Inc.	1,977	245,583
Eli Lilly & Co.	5,681	1,409,115
Emerson Electric Co.	4,067	357,245
Enphase Energy, Inc.*	946	236,500
Entegris, Inc.	894	130,596
Entergy Corp.	1,411	141,580
EOG Resources, Inc.	4,178	363,486
EPAM Systems, Inc.*	397	241,594
Equifax, Inc.	825	229,886
Equinix, Inc. REIT	608	493,818
Equitable Holdings, Inc.	2,729	85,854
Equity LifeStyle Properties, Inc. REIT	1,326	107,804
Equity Residential REIT	2,470	210,716
Erie Indemnity Co., Class A	122	22,669
Essential Utilities, Inc.	1,506	71,189
Essex Property Trust, Inc. REIT	470	159,537
Estee Lauder Cos., Inc., Class A	1,599	530,980
Etsy, Inc.*(b)	853	234,217
Evergy, Inc.	1,365	86,405
Eversource Energy	2,270	186,753
Exact Sciences Corp.*	1,157	98,773
Exelon Corp.	6,961	367,054
Expedia Group, Inc.*	956	154,002
Expeditors International of Washington, Inc.	1,128	137,187
Extra Space Storage, Inc. REIT	895	179,000
Exxon Mobil Corp.	29,417	1,760,313
F5, Inc.*	400	91,032
FactSet Research Systems, Inc.	300	140,571
Fair Isaac Corp.*	198	69,920
Fastenal Co.	3,745	221,592
FedEx Corp.	1,808	416,509
Fidelity National Financial, Inc.	1,668	81,582
Fidelity National Information Services, Inc.	4,284	447,678
Fifth Third Bancorp	5,095	214,754
First Republic Bank	1,253	262,704
FirstEnergy Corp.	4,011	151,054
Fiserv, Inc.*	3,891	375,559
FleetCor Technologies, Inc.*	602	124,692
FMC Corp.	1,058	106,001
Ford Motor Co.	27,667	530,930
Fortinet, Inc.*	975	323,807
Fortive Corp.	2,491	184,010
Fortune Brands Home & Security, Inc.	972	97,715
Fox Corp., Class A	2,726	97,345
Fox Corp., Class B	645	21,672
Franklin Resources, Inc.	2,168	70,243
Freeport-McMoRan, Inc.	10,310	382,295
Gartner, Inc.*	558	174,236
Generac Holdings, Inc.*	411	173,130
General Dynamics Corp.	1,606	303,486
General Electric Co.	7,593	721,259
General Mills, Inc.	4,453	275,062
General Motors Co.*	8,853	512,323
Genuine Parts Co.	1,068	136,426
Gilead Sciences, Inc.	8,630	594,866
Global Payments, Inc.	2,076	247,127
Globe Life, Inc.	699	60,491
GoDaddy, Inc., Class A*	1,326	93,045
Goldman Sachs Group, Inc.	2,292	873,229
Guidewire Software, Inc.*	581	67,594
Halliburton Co.	6,177	133,361
Hartford Financial Services Group, Inc.	2,222	146,874
Hasbro, Inc.	869	84,215
HCA Healthcare, Inc.	1,833	413,506
Healthpeak Properties, Inc. REIT	3,975	130,619

HEICO Corp.	223	30,890
HEICO Corp., Class A	575	71,415
Henry Schein, Inc.*	868	61,680
Hershey Co.	1,058	187,784
Hess Corp.	1,884	140,396
Hewlett Packard Enterprise Co.	9,869	141,620
Hilton Worldwide Holdings, Inc.*	2,071	279,730
Hologic, Inc.*	1,866	139,446
Home Depot, Inc.	7,331	2,936,872
Honeywell International, Inc.	4,834	977,628
Horizon Therapeutics PLC*	1,488	154,395
Hormel Foods Corp.	2,164	89,590
Host Hotels & Resorts, Inc. REIT*	5,784	90,809
Howmet Aerospace, Inc.	2,798	78,708
HP, Inc.	8,126	286,685
HubSpot, Inc.*	301	242,880
Humana, Inc.	927	389,071
Huntington Bancshares, Inc.	10,382	154,069
Huntington Ingalls Industries, Inc.	301	53,431
IAC/InterActiveCorp*	577	77,116
IDEX Corp.	594	133,406
IDEXX Laboratories, Inc.*	594	361,194
Illinois Tool Works, Inc.	2,230	517,695
Illumina, Inc.*	1,062	387,980
Incyte Corp.*	1,319	89,323
Ingersoll Rand, Inc.	2,818	164,402
Insulet Corp.*	495	142,778
Intel Corp.	28,262	1,390,490
Intercontinental Exchange, Inc.	3,831	500,788
International Business Machines Corp.	6,279	735,271
International Flavors & Fragrances, Inc.	1,742	247,660
International Paper Co.	2,543	115,757
Interpublic Group of Cos., Inc.	3,118	103,486
Intuit, Inc.	1,883	1,228,281
Intuitive Surgical, Inc.*	2,449	794,309
Invesco Ltd.	2,827	63,127
Invitation Homes, Inc. REIT	4,273	172,800
IPG Photonics Corp.*	283	46,466
IQVIA Holdings, Inc.*	1,336	346,198
Iron Mountain, Inc. REIT	1,759	79,929
J M Smucker Co.	869	109,902
Jack Henry & Associates, Inc.	350	53,071
Jacobs Engineering Group, Inc.	960	136,858
JB Hunt Transport Services, Inc.	561	107,241
Johnson & Johnson	18,209	2,839,329
Johnson Controls International PLC	5,025	375,669
JPMorgan Chase & Co.	20,717	3,290,481
Juniper Networks, Inc.	1,892	58,898
Kansas City Southern	587	170,729
Kellogg Co.	1,614	98,745
Keurig Dr Pepper, Inc.	5,136	174,573
KeyCorp	7,014	157,394
Keysight Technologies, Inc.*	1,348	262,159
Kimberly-Clark Corp.	2,363	307,923
Kinder Morgan, Inc.	14,418	222,902
KKR & Co., Inc.	3,726	277,401
KLA Corp.	1,064	434,250
Knight-Swift Transportation Holdings, Inc.	1,066	61,029
Kraft Heinz Co.	4,428	148,825
Kroger Co.	5,032	208,979
L3Harris Technologies, Inc.	1,415	295,848
Laboratory Corp. of America Holdings*	693	197,734
Lam Research Corp.	997	677,810
Las Vegas Sands Corp.*	2,545	90,653
Lear Corp.	397	66,613
Leidos Holdings, Inc.	770	67,691
Lennar Corp., Class A	1,889	198,439
Lennox International, Inc.	213	65,821
Liberty Broadband Corp., Class A*	141	21,373
Liberty Broadband Corp., Class C*	998	154,540
Liberty Media Corp.-Liberty Formula One, Class C*	1,302	79,318
Liberty Media Corp-Liberty SiriusXM, Class A*	593	28,938
Liberty Media Corp-Liberty SiriusXM, Class C*	1,248	61,065
Lincoln National Corp.	1,336	88,617
Live Nation Entertainment, Inc.*(b)	1,161	123,821
LKQ Corp.	2,075	115,993
Lockheed Martin Corp.	1,718	572,644
Loews Corp.	1,698	90,775
Lowe’s Cos., Inc.	4,739	1,159,112
Lucid Group, Inc.*	2,790	147,814
Lumen Technologies, Inc.	5,586	68,931
Lyft, Inc., Class A*	1,876	76,184
LyondellBasell Industries NV, Class A	1,925	167,725
M&T Bank Corp.	865	126,818
Marathon Petroleum Corp.	4,466	271,756
Markel Corp.*	85	101,560
MarketAxess Holdings, Inc.	297	104,749
Marriott International, Inc., Class A*	1,810	267,084
Marsh & McLennan Cos., Inc.	3,419	560,784
Martin Marietta Materials, Inc.	469	189,246
Marvell Technology, Inc.	5,672	403,676
Masco Corp.	1,567	103,265
Masimo Corp.*	376	104,573
Mastercard, Inc., Class A	6,119	1,926,995
Match Group, Inc.*	1,893	246,071
McCormick & Co., Inc.	1,564	134,222
McDonald’s Corp.	5,195	1,270,697
McKesson Corp.	1,034	224,130
Medical Properties Trust, Inc. REIT	4,189	89,184

Merck & Co., Inc.	17,338	1,298,790
Meta Platforms, Inc., Class A*	16,488	5,349,696
MetLife, Inc.	5,306	311,250
Mettler-Toledo International, Inc.*	168	254,374
MGM Resorts International	2,516	99,583
Microchip Technology, Inc.	3,976	331,718
Micron Technology, Inc.	7,886	662,424
Microsoft Corp.	49,343	16,312,302
Mid-America Apartment Communities, Inc. REIT	776	160,050
Moderna, Inc.*	2,362	832,440
Mohawk Industries, Inc.*	411	68,995
Molina Healthcare, Inc.*	410	116,924
Molson Coors Beverage Co., Class B	1,235	54,883
Mondelez International, Inc., Class A	9,740	574,076
MongoDB, Inc.*	411	204,719
Monolithic Power Systems, Inc.	285	157,736
Monster Beverage Corp.*	2,661	222,939
Moody’s Corp.	1,142	446,111
Morgan Stanley	9,490	899,842
Mosaic Co.	2,638	90,272
Motorola Solutions, Inc.	1,157	292,929
MSCI, Inc.	542	341,162
Nasdaq, Inc.	859	174,575
NetApp, Inc.	1,598	142,030
Netflix, Inc.*	3,051	1,958,437
Neurocrine Biosciences, Inc.*	700	58,275
Newell Brands, Inc.	2,012	43,198
Newmont Corp.	5,689	312,440
News Corp., Class A	2,799	60,514
NextEra Energy, Inc.	13,545	1,175,435
NIKE, Inc., Class B	8,825	1,493,543
NiSource, Inc.	1,924	47,157
Nordson Corp.	388	98,626
Norfolk Southern Corp.	1,708	453,081
Northern Trust Corp.	1,477	170,889
Northrop Grumman Corp.	1,063	370,774
NortonLifeLock, Inc.	3,749	93,163
Novavax, Inc.*(b)	513	107,027
NRG Energy, Inc.	1,696	61,090
Nuance Communications, Inc.*	2,107	116,917
Nucor Corp.	1,991	211,564
NVIDIA Corp.	17,317	5,658,503
NVR, Inc.*	30	156,760
Oak Street Health, Inc.*(b)	740	22,903
Occidental Petroleum Corp.	6,004	178,019
Okta, Inc.*	859	184,883
Old Dominion Freight Line, Inc.	696	247,198
Omnicom Group, Inc.	1,413	95,109
ON Semiconductor Corp.*	3,096	190,187
ONEOK, Inc.	3,010	180,118
Oracle Corp.	11,593	1,051,949
O’Reilly Automotive, Inc.*	460	293,554
Otis Worldwide Corp.	2,837	228,095
Owens Corning	567	48,104
PACCAR, Inc.	2,361	196,955
Packaging Corp. of America	595	77,701
Palantir Technologies, Inc., Class A*	10,664	220,212
Palo Alto Networks, Inc.*	689	376,842
Parker-Hannifin Corp.	906	273,666
Paychex, Inc.	2,262	269,630
Paycom Software, Inc.*	334	146,118
PayPal Holdings, Inc.*	7,659	1,416,073
Peloton Interactive, Inc., Class A*	1,723	75,812
PepsiCo, Inc.	9,489	1,516,152
PerkinElmer, Inc.	794	144,635
Pfizer, Inc.	38,935	2,091,978
PG&E Corp.*(b)	10,506	124,811
Philip Morris International, Inc.	10,675	917,410
Phillips 66	2,992	206,957
Pinterest, Inc., Class A*	3,672	147,100
Pioneer Natural Resources Co.	1,603	285,847
Plug Power, Inc.*(b)	3,369	134,255
PNC Financial Services Group, Inc.	2,879	567,163
Pool Corp.	289	160,141
PPD, Inc.*	673	31,698
PPG Industries, Inc.	1,533	236,343
PPL Corp.	4,714	131,191
Principal Financial Group, Inc.	1,805	123,787
Procter & Gamble Co.	16,722	2,417,667
Progressive Corp.	3,937	365,905
Prologis, Inc. REIT	5,034	758,876
Prudential Financial, Inc.	2,479	253,503
PTC, Inc.*	629	68,926
Public Service Enterprise Group, Inc.	3,342	208,842
Public Storage REIT	1,135	371,576
PulteGroup, Inc.	1,883	94,206
Qorvo, Inc.*	677	98,998
QUALCOMM, Inc.	7,860	1,419,202
Quest Diagnostics, Inc.	875	130,095
Raymond James Financial, Inc.	1,336	131,315
Raytheon Technologies Corp.	10,392	840,921
Realty Income Corp. REIT	4,064	276,027
Regency Centers Corp. REIT	1,207	83,693
Regeneron Pharmaceuticals, Inc.*	723	460,211
Regions Financial Corp.	7,014	159,569
Republic Services, Inc.	1,505	199,051
ResMed, Inc.	947	241,343
RingCentral, Inc., Class A*	594	128,292
Rivian Automotive, Inc., Class A*	1,194	142,993
Robert Half International, Inc.	871	96,829
Robinhood Markets, Inc., Class A*	1,610	41,763

Rockwell Automation, Inc.	779	261,900
Roku, Inc.*	792	180,267
Rollins, Inc.	1,530	50,918
Roper Technologies, Inc.	735	341,150
Ross Stores, Inc.	2,542	277,307
Royal Caribbean Cruises Ltd.*	1,600	111,712
Royalty Pharma PLC, Class A	2,337	92,942
RPM International, Inc.	869	79,114
S&P Global, Inc.(b)	1,678	764,715
salesforce.com, Inc.*	6,792	1,935,448
SBA Communications Corp. REIT	716	246,161
Schlumberger N.V.	9,570	274,468
Seagate Technology Holdings PLC	1,318	135,319
Seagen, Inc.*	1,021	163,360
Sealed Air Corp.	1,342	83,365
SEI Investments Co.	794	47,346
Sempra Energy	2,244	268,988
Sensata Technologies Holding PLC*	1,069	59,543
ServiceNow, Inc.*	1,382	895,121
Sherwin-Williams Co.	1,701	563,439
Signature Bank	422	127,571
Simon Property Group, Inc. REIT	2,191	334,872
Sirius XM Holdings, Inc.(b)	5,298	32,318
Skyworks Solutions, Inc.	1,026	155,603
Snap, Inc., Class A*	7,375	351,124
Snap-on, Inc.	419	86,276
Snowflake, Inc., Class A*	1,463	497,639
SoFi Technologies, Inc.*	3,625	62,350
Southern Co.	7,419	453,301
Southwest Airlines Co.*	1,068	47,419
Splunk, Inc.*	1,157	139,997
Square, Inc., Class A*	2,724	567,491
SS&C Technologies Holdings, Inc.	1,703	129,990
Stanley Black & Decker, Inc.	1,156	202,023
Starbucks Corp.	8,115	889,729
State Street Corp.	2,649	235,682
Steel Dynamics, Inc.	1,608	96,158
STERIS PLC	692	151,223
Stryker Corp.	2,363	559,157
Sun Communities, Inc. REIT	786	148,224
Sunrun, Inc.*	1,265	58,241
SVB Financial Group*	393	272,086
Synchrony Financial	3,721	166,664
Synopsys, Inc.*	1,030	351,230
Sysco Corp.	3,706	259,568
T. Rowe Price Group, Inc.	1,604	320,720
Take-Two Interactive Software, Inc.*	782	129,718
Target Corp.	3,385	825,398
Teladoc Health, Inc.*	1,020	103,275
Teledyne Technologies, Inc.*	324	134,554
Teleflex, Inc.	301	89,523
Teradyne, Inc.	1,150	175,801
Tesla, Inc.*	5,815	6,656,779
Texas Instruments, Inc.	6,330	1,217,702
Textron, Inc.	1,514	107,191
Thermo Fisher Scientific, Inc.	2,733	1,729,524
TJX Cos., Inc.	8,453	586,638
T-Mobile US, Inc.*	4,364	474,847
Tractor Supply Co.	790	178,011
Trade Desk, Inc., Class A*	2,854	295,161
Tradeweb Markets, Inc., Class A	684	65,664
TransDigm Group, Inc.*	338	195,381
TransUnion	1,441	160,225
Travelers Cos., Inc.	1,807	265,539
Trimble, Inc.*	1,789	153,621
Truist Financial Corp.	9,278	550,278
Twilio, Inc., Class A*	1,117	319,630
Twitter, Inc.*	5,195	228,268
Tyler Technologies, Inc.*	300	155,694
Tyson Foods, Inc., Class A	1,923	151,840
Uber Technologies, Inc.*	8,528	324,064
UDR, Inc. REIT	1,901	107,844
UGI Corp.	1,320	54,450
Ulta Beauty, Inc.*	333	127,855
Union Pacific Corp.	4,503	1,061,087
United Parcel Service, Inc., Class B	5,026	997,008
United Rentals, Inc.*	502	170,047
UnitedHealth Group, Inc.	6,512	2,892,761
Unity Software, Inc.*	410	70,680
Universal Health Services, Inc., Class B	540	64,114
Upstart Holdings, Inc.*	143	29,299
US Bancorp	9,823	543,605
Vail Resorts, Inc.	299	99,181
Valero Energy Corp.	2,629	175,985
Veeva Systems, Inc., Class A*	959	270,994
Ventas, Inc. REIT	2,523	118,379
VeriSign, Inc.*	697	167,217
Verisk Analytics, Inc.	1,053	236,788
Verizon Communications, Inc.	28,583	1,436,867
Vertex Pharmaceuticals, Inc.*	1,786	333,875
VF Corp.	2,371	170,072
ViacomCBS, Inc., Class B	3,863	119,560
Viatris, Inc.	8,276	101,878
VICI Properties, Inc. REIT	3,921	106,651
Visa, Inc., Class A	11,624	2,252,382
Vistra Corp.	3,018	59,998
VMware, Inc., Class A	1,430	166,938
Vornado Realty Trust REIT	1,151	46,201
Vulcan Materials Co.	856	164,044
W.R. Berkley Corp.	859	65,834
W.W. Grainger, Inc.	308	148,274
Walgreens Boots Alliance, Inc.	4,925	220,640

Walmart, Inc.	10,670	1,500,522
Walt Disney Co.*	12,604	1,826,320
Waste Connections, Inc.	1,900	252,814
Waste Management, Inc.	2,915	468,353
Waters Corp.*	417	136,805
Wayfair, Inc., Class A*(b)	489	121,194
WEC Energy Group, Inc.	2,055	178,641
Wells Fargo & Co.	28,331	1,353,655
Welltower, Inc. REIT	2,807	223,493
West Pharmaceutical Services, Inc.	524	231,954
Western Digital Corp.*	2,336	135,114
Western Union Co.	3,418	54,073
Westinghouse Air Brake Technologies Corp.	1,162	103,151
Westrock Co.	1,694	73,503
Weyerhaeuser Co. REIT	4,842	182,108
Whirlpool Corp.	400	87,096
Williams Cos., Inc.	7,815	209,364
Workday, Inc., Class A*	1,355	371,582
WP Carey, Inc. REIT	1,143	87,268
Wynn Resorts Ltd.*	693	56,140
Xcel Energy, Inc.	3,867	246,444
Xilinx, Inc.	1,791	409,154
Xylem, Inc.	1,319	159,744
Yum! Brands, Inc.	1,992	244,697
Zebra Technologies Corp., Class A*	354	208,428
Zendesk, Inc.*	789	80,565
Zillow Group, Inc., Class A*	914	49,457
Zillow Group, Inc., Class C*	970	52,642
Zimmer Biomet Holdings, Inc.	1,417	169,473
Zoetis, Inc.	3,209	712,526
Zoom Video Communications, Inc., Class A*	1,491	315,212
ZoomInfo Technologies, Inc., Class A*	1,580	97,486
Zscaler, Inc.*	559	193,956

(Cost $223,014,975)		279,123,818

TOTAL COMMON STOCKS
(Cost $320,005,232)		386,832,149

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG	310	24,216
FUCHS PETROLUB SE	404	18,008
Henkel AG & Co. KGaA	939	73,668
Porsche Automobil Holding SE	1,147	95,771
Sartorius AG	166	113,418
Volkswagen AG	1,241	225,818

(Cost $546,723)		550,899

RIGHTS - 0.0%
Germany - 0.0%
Vonovia SE* , expires 1/7/22
(Cost $0)	3,835	13,425

Singapore - 0.0%
Mapletree Industrial Trust* , expires 12/21/21
(Cost $0)	1,164	17

TOTAL RIGHTS
(Cost $0)		13,442

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	19,824	21,422

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $1,182,495)	1,182,495	1,182,495

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
(Cost $756,928)	756,928	756,928

TOTAL INVESTMENTS - 99.7%
(Cost $322,491,378)		$389,357,335
Other assets and liabilities, net - 0.3%		1,060,410

NET ASSETS - 100.0%		$390,417,745

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG *(c)
356,205	—	(190,275)	55,600	(52,706)	—	—	14,070	168,824
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
430,881	751,614 (f)	—	—	—	53	—	1,182,495	1,182,495
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
985,575	6,101,164	(6,329,811)	—	—	44	—	756,928	756,928

1,772,661	6,852,778	(6,520,086)	55,600	(52,706)	97	—	1,953,493	2,108,247

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $3,777,446, which is 1.0% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,844,669.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021 the Xtrackers MSCI Kokusai Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Information Technology	$95,540,614	24.7%
Financials	52,109,054	13.4
Health Care	48,171,245	12.4
Consumer Discretionary	47,595,035	12.3
Industrials	35,874,138	9.3
Communication Services	32,983,965	8.5
Consumer Staples	25,806,531	6.7
Materials	15,588,977	4.0
Energy	12,789,956	3.3
Utilities	10,711,410	2.8
Real Estate	10,246,987	2.6

Total	$387,417,912	100.0%

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
MINI S&P/TSX 60 Futures	CAD	2	$95,335	$97,131	12/16/2021	$1,796
E-Mini S&P 500 Futures	USD	6	1,337,670	1,369,875	12/17/2021	32,205
MSCI EAFE Futures	USD	9	1,061,005	1,005,975	12/17/2021	(55,030)

Total net unrealized depreciation						$(21,029)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2021.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$386,832,149	$—	$—	$386,832,149
Preferred Stocks	550,899	—	—	550,899
Rights(h)	13,425	17	—	13,442
Warrants	21,422	—	—	21,422
Short-Term Investments(h)	1,939,423	—	—	1,939,423
Derivatives(i)
Futures Contracts	34,001	—	—	34,001

TOTAL	$389,391,319	$17	$—	$389,391,336

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Futures Contracts	$(55,030)	$—	$—	$(55,030)

TOTAL	$(55,030)	$—	$—	$(55,030)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation(depreciation) on open futures contracts.